Aug. 28, 2023
ASYMmetric Smart S&P 500® ETF
ASYMmetric Smart S&P 500® ETF
Investment Objective
ASYMmetric Smart S&P 500® ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the ASYMmetric Smart 500 Index (the “Index”).
Fees and Expenses
The following table describes the fees and expenses that you may incur if you buy, hold or sell shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.99%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a return of 5% each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$101	$315	$547	$1,213

Portfolio Turnover.
The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended December 31, 2022, the Fund's portfolio turnover rate was 362% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a passive management or indexing investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on proprietary ASYMmetric Risk Management Technology developed and maintained by ASYMmetric Investment Solutions, LLC (the “Index Provider”), an affiliate of ASYMmetric ETFs, LLC, the Fund’s investment adviser (the “Adviser”).
The Index seeks to deliver a return that is asymmetric to the S&P 500 Index. It is an asymmetric version of the S&P 500 Index. Asymmetric returns are defined as the ability to generate positive returns in bear markets and to capture the majority of the upside in a bull market.
The Index is a rules-based, quantitative long/short hedging strategy that seeks to provide protection against bear market losses, by being net short, and to capture the majority of bull market gains, by being net long, with respect to the S&P 500 Index. The Index is powered by the Index Provider’s ASYMmetric Risk Management Technology, which relies on mathematical formulas to dynamically manage the Index’s net exposure in three market risk environments:

●	Risk-On: Market prices are trending up and have low volatility as determined by actual price fluctuations over a prior period (“realized volatility”), which is termed a “Risk-On” market environment;

●	Risk-Elevated: Market prices are trending down and have low realized volatility, which is termed a “Risk-Elevated” market environment; and

●	Risk-Off: Market prices are trending down and have high realized volatility, which is termed a “Risk-Off” market environment.
 The ASYMmetric Risk Management Technology is designed to dynamically manage, as of each monthly Index rebalancing and reconstitution date, the Index’s net exposure to its market to:

●	Capture the majority of the upside of the market in a bull market, by being net long;

●	Protect capital by paring back net exposure during periods of heightened market uncertainty, by being market neutral; and

●	Profit in bear markets, by being net short.
The Index achieves its long exposure through investment in securities in the S&P 500 Index that have low volatility relative to the index as a whole (the “Long Book”). These securities are sorted according to Global Industry Classification Standard (“GICS”) sector and ranked from lowest to highest volatility within each sector. The weights of each sector in the Long Book match the sector weights of the S&P 500 Index. The weightings of each Long Book sector multiplied by the Index’s target of 50 Index components equals the number of securities within each sector of the Long Book (rounded to the nearest whole number). Thus, a fixed number of securities from each sector will compose the Long Book. Each Long Book sector’s fixed number of securities is drawn from those with the lowest realized volatility in the corresponding GICS sector. These securities are then equal weighted within each sector of the Long Book. While the Long Book is initially targeted to have 50 component equity securities, rounding effects in the weighting process will cause the actual number of Index components to range from approximately 48 to 52 component securities.
In order to effect its short exposure to the market, the Index utilizes cash-settled short selling of shares of the SPDR S&P 500 ETF Trust (“SPY”) (the “Short Book”). Hypothetical proceeds from the Index’s short sales are maintained in cash. The Index’s net exposure to its market ranges between 75% long and -25% short where net exposure is the difference between the Index’s Long Book and its Short Book.
The Index always maintains a Long Book. Using the Index Provider’s ASYMmetric Risk Management Technology, the Index’s Short Book and resulting cash position are increased or decreased in accordance with the congruency of two indicators of market risk environment as described below. The Index’s cash position represents proceeds from hypothetical short sales plus the cash portion of the Long Book, if any, when the Long Book securities’ weight is less than 100%.
Price Indicator Determination of Market Risk Environments. Market risk environments are quantitatively determined by the congruence of two proprietary price-based indicators that measure, monitor and quantify market risk. These indicators are called the “Price Momentum Indicator” and the “Price Volatility Indicator.”
The Price Momentum Indicator is driven by the 200-business day moving average of the S&P 500 Index. The Price Momentum Indicator is designed to identify historical market price trends (up or down).
The Price Volatility Indicator is driven by the Index Provider’s PriceVol™ proprietary measure of the realized (i.e., historical as opposed to anticipated) volatility of the Index’s market. PriceVol measures the dispersion of prices of the securities comprising the S&P 500 Index. PriceVol is engineered to measure market risk (high or low) based on actual market price movements and not expected price movements. In contrast to PriceVol, the Cboe Volatility Index (“VIX Index”) is an example of a measure of expected, as opposed to realized, volatility where the VIX Index reflects price movements of options with a 30-day average maturity on the performance of the S&P 500 Total Return Index (“S&P 500 Index”).
The congruence of the output of the Price Momentum and Price Volatility Indicators is used to classify monthly the Index’s market condition as either Risk-On, Risk-Elevated, or Risk-Off market environments, as outlined in the table below. The market is in a Risk-On environment when the market is trending up - above its 200-business day moving average - and realized volatility is low. The market is in a Risk-Elevated environment when the market is below its 200-business day moving average, but realized volatility has not spiked. The market is in a Risk-Off environment when the market is trending down, below its 200-business day moving average, and realized volatility has spiked.

Price Momentum Indicator	Price Volatility Indicator	Indicated Market Risk Environment
Market Trending Up	Realized Volatility Low	Risk-On (Bull Market)
Market Trending Down	Realized Volatility Low	Risk-Elevated (Uncertain Market)
Market Trending Down	Realized Volatility High	Risk-Off (Bear Market)
Index Net Exposure Determination. The market risk environment classification systematically determines the targeted net exposure of the Index. In the Risk-On environment, the targeted net exposure of the Index is 75%. In the Risk-Elevated environment, the targeted net exposure of the index is 0%. In the Risk-Off environment, the targeted net exposure of the Index is -25%.
Weightings of Index Components. The weighting of the Index’s Long Book, Short Book, and cash component are formulaically determined based on the table below, which indicates the various weighting outcomes in each of the three potential market risk environments. The cash component of the Index, which is a neutral risk exposure, is equal to the hypothetical short sale proceeds of the Short Book plus the cash portion of the Long Book in a Risk-Elevated or a Risk-Off environment.

Weighting of Index Components
Risk Environment	Long Book Weight (Long Book Securities Component)	Short Book Weight	Cash Weight (Long Book Cash Component and Short Sale Proceeds)	Targeted Net Exposure
Risk-On	100%	0% to 25%	0% to 25%	75%
Risk-Elevated	35%	0% to 35%	65% to 100%	0%
Risk-Off	20%	0% to 45%	80% to 125%	-25%
The precise weightings of the Long Book securities and the Short Book to gain the targeted net exposure shown in the table above is determined utilizing a calculation of the “net beta-adjusted exposure” of the Index’s Long Book securities where the Long Book exposure is multiplied by a fraction that represents the volatility correlation or “beta” of the Long Book to the full Index market. Then the targeted net exposure of the Index is subtracted from the net beta-adjusted Long Book exposure to establish the actual Short Book weight.
Under normal market conditions, the Fund will invest at least 80% of its total assets in securities and cash included in the Index’s Long Book. In tracking the Index, the Fund will generally hold its assets in Long Book securities and, when indicated, a Long Book cash component. To replicate the Index’s Short Book, the Fund will invest in cash-settled futures on SPY or on the S&P 500 Index and, to a lesser extent, in cash-settled cleared swaps, options and short sales. The Fund will replicate the Index’s Long Book cash component by holding cash, which may be invested in U.S. Treasury bills or notes having less than three months to maturity or money market funds invested in such U.S. Treasuries (“cash equivalents”). The Fund will not be replicating the Index’s cash position representing proceeds from hypothetical short sale transactions unless the Fund invests in cash-settled short sales.
The Index was developed by the Index Provider, an affiliate of the Adviser. The Index Calculation Agent is Solactive AG, which is not affiliated with the Index Provider, the Fund, the Adviser or the Fund’s sub-adviser, Toroso Investments, LLC (the “Subadviser”). The Index Calculation Agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.

Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Long/Short Risk – The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. During a rising market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. However, there is no guarantee that the returns on the Fund’s long or short positions will produce positive returns, and the Fund could lose money on either or both of the Fund’s long and short positions.
Derivatives Risk – A derivative instrument (e.g., futures contract, option (both written and purchased), or swap contract) typically involves leverage and provides exposure to potential gain or loss from a change in the market price of the underlying asset (or a basket of assets or an index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or price of the underlying asset (or basket of assets or index), which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.
Futures Contract Risk – Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).
Swap Risk – In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps are executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for certain swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case. While cleared swaps are considered liquid, certain categories of over-the-counter (OTC) swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under an OTC swap agreement in the event of the default or bankruptcy of a counterparty to an OTC swap agreement. New and additional government regulation, of the swap market could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.
Options Risk – The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
Counterparty Risk – The Fund may enter into various types of OTC derivative contracts with a counterparty that may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed, and the value of the counterparty agreements can be expected to decline, potentially resulting in losses to the Fund.
Shorting Risks – In order to achieve its investment objective, the Fund may engage in short sales, which are designed to provide the Fund gains when the price of a particular security, basket of securities or index declines. When the Fund shorts securities, including securities of another investment company, it borrows shares of that security or investment company, which it then sells. Unlike with a long position, losses on a short position could be much greater if the value of the security that the Fund is shorting increases because the cost of covering a short position is potentially unlimited. There is no guarantee the Fund will be able to borrow the shares of the security or investment company it seeks to short in order to achieve its investment objective. In addition, shares of the security or investment company may become hard-to-borrow, generally in times of heightened market volatility, and cause the Fund to have to pay to borrow the shares, in addition to financing costs of short positions, which would negatively impact Fund performance and cause the Fund not to track the Index. Short positions can be called at any time by the lender, which would cause the Fund to have greater net exposure than the Index. The Fund typically closes out a short sale by exchanging agreed-upon cash amounts that represent settlement in lieu of delivery of the actual underlying security, or, in less likely circumstances, by purchasing the security that it has sold short and returning that security to the entity that lent the security.
Volatility Risk – The Fund’s investments are designed to respond to historical or realized volatility based on a proprietary model developed and implemented by the Index Provider, which is not intended to predict the future volatility of the S&P 500 Index. If the S&P 500 Index is rapidly rising during periods when the Index Provider’s volatility model has predicted significant volatility, the Fund may be underexposed to the S&P 500 Index due to its short position, and the Fund would not be expected to gain the full benefit of the rise in the S&P 500 Index. Additionally, in periods of rapidly changing volatility, the Fund may not be appropriately hedged or may not respond as expected to current volatility. In periods of extreme market volatility, the Index’s strategy, and consequently the Fund, may underperform due to the backward-looking nature of the Index’s model.
Index Tracking Risk – There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, difficulty borrowing securities, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Fund. These costs that may be incurred by the Fund are not incurred by the Index, which may make it more difficult for the Fund to track the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective.
Passive Investment Risk – The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. The Fund invests in securities included in the Index regardless of the Adviser’s independent analysis of the investment decision.
Index Calculation Methodology Risk – The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser (as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Interest Rate Risk – As interest rates rise, the value of debt securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term durations, rising interest rates may cause the value of the Fund’s investments to decline significantly. In a low interest rate environment like that one currently being experienced, the Fund’s cash and cash equivalent positions, which typically include highly rated and highly liquid debt securities, are expected to earn correspondingly low returns.
Market Disruption Risk – Geopolitical and other events, including public health crises, natural disasters and armed conflicts or war have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund’s ability to sell securities. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective.
Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads on the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund’s Index.
U.S. Treasury Securities Risk – U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Although U.S. Treasury securities are backed by the “full faith and credit” of the United States, the U.S. Government does not guarantee the market value of these securities, and consequently, the market value of such securities may fluctuate. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury securities to decline.
Interruption in Trading Risk – An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial losses and may limit or stop purchases of the Fund.
Equity Securities Risk – Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.
High Portfolio Turnover Risk – At times, the Fund may have a portfolio turnover rate substantially greater than 100%. A high portfolio turnover rate would result in correspondingly greater transaction expenses, including brokerage commissions, dealer mark ups and other transaction costs, on the sale of securities and on reinvestment in other securities and may result in reduced performance and the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.
Market Risk – Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.
Cybersecurity Risk – Failures or breaches of the electronic systems of the Fund or its services providers may cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, these plans and systems are inherently limited. Further, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to a significant loss of value.
Operational Risk – The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Subadviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Large-Capitalization Investing Risk – The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Limited Operating History Risk – The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Special Risks of Exchange-Traded Funds
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Shares of the Fund May Trade at Prices Other Than NAV – As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Trading – Although shares of the Fund are listed for trading on a national securities exchange, such as the Exchange, and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
Flash Crash Risk – Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading.
Risk that Short Book Gains May Result in Tax Inefficiencies – The Fund may be able to manage realized tax gains on its Long Book positions by arranging for in-kind creation and redemption transactions to remove from its portfolio securities experiencing such gains in a tax efficient manner. However, the Fund will be unable to use the creation and redemption process to manage realized tax gains on its Short Book positions because they are not amenable to in-kind transfers. Consequently, the Fund may be compelled to recognize Short Book position gains for tax purposes unless it can offset such gains with commensurate losses on other positions in its portfolio. The inability of the Fund to offset such Short Book position gains may cause shareholders to incur income tax liabilities upon such gain recognition in a manner similar to that typically experienced by mutual fund shareholders but not by shareholders of ETFs that do not invest in Short Book positions.

Performance Information
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.asymshares.com/aspy.
Calendar Year Total Return

During the period of time shown in the bar chart, the Fund’s highest quarterly return was -0.30% for the quarter ended December 31, 2022, and the lowest quarterly return was -4.76% for the quarter ended June 30, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

ASYMmetric Smart S&P 500® ETF	1 Year	Since Inception (3/9/2021)
Return Before Taxes	-10.54%	3.55%
Return After Taxes on Distributions	-10.73%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-6.11%	2.72%
ASYMmetric Smart 500 Index (reflects no deduction for fees, expenses, or taxes)	-10.42%	4.17%
S&P 500 TR (reflects no deduction for fees, expenses, or taxes)	-18.11%	1.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.